SCHEDULE OF POTENTIAL DILUTIVE SHARES (Details) - USD ($)	Mar. 31, 2025		Dec. 31, 2024		Feb. 02, 2024	May 31, 2022
Stock options	$ 22,620		$ 22,620
PIPE Convertible Notes	8,024	[1]	18,574	[2]
Common stock - warrants	59,182		59,182			4,800
Earnout shares	90,000		90,000
Underwriter warrants	12,650		12,650
Total dilutive	192,476		203,026
Series A Warrants [Member]
Common stock - warrants	28,182		28,182		28,182
Series B Warrants [Member]
Common stock - warrants	31,000		31,000		31,000

[1]	Does not include shares for interest or make-whole amounts as the number of shares is undeterminable since the calculation is based on variable floating factors.
[2]	Does not include shares for interest or make-whole amounts as the number of shares is undeterminable since the calculation is based on variable floating factors